GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS	12 Months Ended
Dec. 31, 2016
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS

10.	OTHER OPERATING (LOSSES) GAINS

(in thousands of $)	2016	2015	2014
(Loss) gain on cancellation of newbuilding contracts	(2,772)	30,756	68,989
Gain on sale of newbuilding contracts	—	78,167	—
Gain on lease termination	89	—	—
	(2,683)	108,923	68,989

In April 2014, Frontline 2012 recorded a gain of $35.9 million following the receipt of $99.3 million in connection with the cancellation of its first newbuilding contract (hull J0025) at Jinhaiwan. $44.9 million of the amount received was used to repay bank debt, which was secured on the cancelled newbuilding contract.

In September 2014, Frontline 2012 recorded a gain of $28.9 million following the receipt of $52.4 million in connection with the cancellation of its fourth newbuilding contract (hull J0028) at Jinhaiwan. There was no bank debt secured on this cancelled newbuilding contract and so none of the amount received was used to repay bank debt.

In September 2014, Frontline 2012 recorded a gain of $2.2 million following the receipt of $11.0 million in connection with the cancellation in July 2014 of hull D2172 at STX (Dalian) Shipbuilding Co., Ltd, or STX Dalian. There was no bank debt secured on this cancelled newbuilding contract and so none of the amount received was used to repay bank debt.

In October 2014, Frontline 2012 recorded a gain of $2.0 million following the receipt of $11.1 million in connection with the cancellation in September 2014 of hull D2173 at STX Dalian. There was no bank debt secured on this cancelled newbuilding contract and so none of the amount received was used to repay bank debt.

In January 2015, Frontline 2012 recorded a gain of $1.7 million following the receipt of $7.6 million in connection with the cancellation in December 2014 of hull D2174 at STX Dalian. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In June 2015, Frontline 2012 recorded a gain of $23.1 million following the receipt of $24.7 million in connection with the cancellation in October 2013 of hull J0106 at Jinhaiwan. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In August 2015, Frontline 2012 recorded a total gain of $3.0 million following the receipt of $7.3 million for each vessel in connection with the cancellation in June 2015 of hulls D2175 and D2176 at STX Dalian. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In October 2015, Frontline 2012 recorded a gain of $2.8 million following the receipt of $11.9 million in connection with the cancellation in May 2014 of hull D2171 at STX Dalian. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In January 2014, Frontline 2012 received $139.2 million from Avance Gas, a then equity investee, in connection with the agreed sale of eight VLGC newbuildings to Avance Gas immediately following their delivery to Frontline 2012 from the yard. This receipt was placed in a restricted account to be used for installments to be paid by Frontline 2012, past and future construction supervision costs and it also included a profit element to be transferred to cash and cash equivalents on delivery of each newbuilding. All vessels were delivered in 2015 and Frontline 2012 recognized an aggregate gain on sale of $78.2 million.

In May 2016, the Company agreed with Ship Finance to terminate the long term charter for the 1998-built VLCC Front Vanguard. The charter with Ship Finance terminated in July 2016. The Company made a compensation payment to Ship Finance of $0.4 million for the termination of the charter and recorded an impairment loss of $7.3 million in 2016 and recorded a gain on lease termination of $0.1 million.

In June 2016, the Company entered into an agreement to sell its six MR tankers for an aggregate price of $172.5 million to an unaffiliated third party.Five of these vessels were delivered by the Company in August and September 2016 and the final vessel was delivered in November 2016. The Company recorded an impairment loss of $18.2 million in 2016 in respect of these vessels.

In October 2016, the Company entered into an agreement with STX Offshore & Shipbuilding Co., Ltd in Korea, or STX, to terminate the contracts for four VLCC newbuildings due for delivery in 2017. The Company recorded a loss of $2.8 million related to these contract terminations.